UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number: 811-02383

                        ALLIANCEBERNSTEIN BOND FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2006

                     Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein Bond Fund Intermediate Bond Portfolio
PORTFOLIO OF INVESTMENTS
July 31, 2006 (unaudited)

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY
   OBLIGATIONS-48.7%
Federal National Mortgage Association-36.0%
   4.145%, 11/01/34(a)                                   $   645    $   640,967
   4.662%, 7/01/35(a)                                        604        599,824
   5.00%, 4/01/19-9/01/20(a)                               2,762      2,649,199
   5.00%, TBA                                              3,775      3,572,094
   5.50%, 12/01/16-2/01/35(a)                             12,717     12,459,978
   5.50%, TBA                                             10,750     10,437,583
   5.502%, 5/01/36(a)                                        191        189,915
   5.813%, 3/01/36(a)                                        681        682,433
   5.948%, 6/01/36(a)                                        485        487,434
   6.00%, TBA                                              8,945      8,886,303
   6.50%, 1/01/36(a)                                         511        518,513
   6.50%, TBA                                              3,880      3,924,861
                                                                    -----------
                                                                     45,049,104
                                                                    -----------
U.S. Treasury Bonds-3.8%
   4.50%, 2/15/36(a)*                                      2,885      2,633,238
   7.25%, 5/15/16(a)                                       1,760      2,060,300
                                                                    -----------
                                                                      4,693,538
                                                                    -----------
Federal Home Loan Mortgage Corp.-3.3%
   3.875%, 10/01/34(a)                                       434        427,145
   4.50%, 8/01/35-11/01/35(a)                              2,994      2,753,920
   5.00%, 4/01/21(a)                                         985        956,366
                                                                    -----------
                                                                      4,137,431
                                                                    -----------
U.S. Treasury Notes-2.6%
   4.875%, 5/31/08(a)                                          5          4,988
   4.875%, 5/31/11(a)*                                     3,195      3,188,760
                                                                    -----------
                                                                      3,193,748
                                                                    -----------


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1 o ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
Government National Mortgage Association-1.9%
   6.00%, 3/15/36(a)                                      2,429      $2,430,849
                                                                     ----------
Federal Agency - Collateralized Mortgage
   Obligations-1.1%
Fannie Mae Grantor Trust
   Series 2004-T5 Class AB4
   5.406%, 5/28/35(a)                                       306         285,208
Freddie Mac Reference Remic
   Series R007 Class AC
   5.875%, 5/15/16(a)                                     1,093       1,093,632
                                                                     ----------
                                                                      1,378,840
                                                                     ----------
Total U.S. Government & Government
   Sponsored Agency Obligations
   (cost $61,064,199)                                                60,883,510
                                                                     ----------
CORPORATE DEBT OBLIGATIONS-18.4%
Automotive-0.1%
DaimlerChrysler North America
   4.875%, 6/15/10(a)                                       137         132,004
                                                                     ----------
Banking-2.2%
Barclays Bank Plc
   8.55%, 9/29/49(a)(b)                                     339         376,875
Huntington National Bank
   4.375%, 1/15/10(a)                                       183         176,330
RBS Capital Trust III
   5.512%, 9/29/49(a)                                       358         338,897
Sanwa Bank, Ltd.
   7.40%, 6/15/11(a)                                        100         106,914
Sumitomo Mitsui Banking Corp.
   5.625%, 7/29/49(a)(b)                                    107         101,521
UBS PFD Funding Trust I
   8.622%, 10/29/49(a)                                      230         253,066
UFJ Finance Aruba AEC
   6.75%, 7/15/13(a)                                        172         181,139
Wachovia Capital Trust III
   5.80%, 8/29/49(a)                                        235         231,192
Washington Mutual, Inc.
   4.00%, 1/15/09(a)                                        400         385,955
Wells Fargo & Co.
   4.20%, 1/15/10(a)                                        457         439,581


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                     ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO o 2

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
Zions Bancorporation
   5.50%, 11/16/15(a)                                      $170      $  163,873
                                                                     ----------
                                                                      2,755,343
                                                                     ----------
Broadcasting/Media-0.8%
BSKYB Finance United Kingdom Plc
   5.625%, 10/15/15(a)(b)                                   270         258,499
News America, Inc.
   6.55%, 3/15/33(a)                                        142         134,320
Time Warner Entertainment Co.
   8.375%, 3/15/23(a)                                       405         450,217
WPP Finance Corp.
   5.875%, 6/15/14(a)                                       149         145,839
                                                                     ----------
                                                                        988,875
                                                                     ----------
Building/Real Estate-0.4%
Centex Corp.
   5.45%, 8/15/12                                           179         171,017
iStar Financial, Inc.
   5.15%, 3/01/12(a)                                        146         140,206
Simon Property Group, LP
   6.375%, 11/15/07(a)                                      185         185,756
                                                                     ----------
                                                                        496,979
                                                                     ----------
Cable-1.0%
AT&T Broadband Corp.
   9.455%, 11/15/22(a)                                      229         286,697
British Sky Broadcasting Group Plc
   6.875%, 2/23/09(a)                                        86          88,421
Comcast Cable Communication, Inc.
   6.875%, 6/15/09(a)                                       287         296,488
Comcast Corp.
   5.30%, 1/15/14(a)                                        242         229,996
   5.50%, 3/15/11(a)                                        313         310,132
                                                                     ----------
                                                                      1,211,734
                                                                     ----------
Chemicals-0.2%
Lubrizol Corp.
   4.625%, 10/01/09(a)                                      150         145,313
Rhodia SA
   10.25%, 6/01/10(a)                                        85          92,012
                                                                     ----------
                                                                        237,325
                                                                     ----------
Communications-1.7%
AT&T Corp.
   8.00%, 11/15/31(a)                                        80          93,340


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3 o ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
British Telecommunications Plc
   8.375%, 12/15/10(a)                                     $524      $  580,113
Sprint Capital Corp.
   8.375%, 3/15/12(a)                                       626         695,031
Telecom Italia Capital
   4.00%, 1/15/10(a)                                        575         541,208
Verizon Global Funding Corp.
   4.90%, 9/15/15(a)                                        180         164,014
                                                                     ----------
                                                                      2,073,706
                                                                     ----------
Communications-Fixed-0.2%
Embarq Corp.
   6.738%, 6/01/13(a)                                        25          25,240
Vodafone Group Plc
   5.50%, 6/15/11(a)                                        295         290,573
                                                                     ----------
                                                                        315,813
                                                                     ----------
Communications-Mobile-1.3%
AT&T Wireless Services, Inc.
   8.75%, 3/01/31(a)                                        181         224,122
Cingular Wireless LLC
   5.625%, 12/15/06(a)                                      316         316,075
New Cingular Wireless Services, Inc.
   7.875%, 3/01/11(a)                                       575         623,841
TELUS Corp.
   7.50%, 6/01/07(a)                                        431         437,530
                                                                     ----------
                                                                      1,601,568
                                                                     ----------
Conglomerate/Miscellaneous-0.2%
Hutchison Whampoa International, Ltd.
   7.45%, 11/24/33(a)(b)                                    216         233,574
                                                                     ----------
Consumer Manufacturing-0.1%
Textron Financial Corp.
   4.125%, 3/03/08(a)                                       160         156,414
                                                                     ----------
Energy-0.9%
Amerada Hess Corp.
   7.875%, 10/01/29(a)                                      222         252,440
Conoco, Inc.
   6.95%, 4/15/29(a)                                        223         247,277
Duke Energy Field Services Corp.
   7.875%, 8/16/10(a)                                        94         101,077
Enterprise Products Operating LP
   5.60%, 10/15/14(a)                                       157         150,707
Valero Energy Corp.
   6.875%, 4/15/12(a)                                       292         306,098
   7.50%, 4/15/32(a)                                         29          32,517
                                                                     ----------
                                                                      1,090,116
                                                                     ----------


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                     ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO o 4

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
Financial-2.5%
American General Finance Corp.
   4.625%, 5/15/09(a)                                      $530      $  517,309
Boeing Capital Corp.
   4.75%, 8/25/08(a)                                        215         212,236
BOI Capital Funding Number 2
   5.571%, 2/01/49(a)(b)                                    115         108,298
Citigroup, Inc.
   5.00%, 9/15/14(a)                                        229         217,150
Countrywide Home Loans, Inc.
   4.00%, 3/22/11(a)                                        348         323,035
   4.25%, 12/19/07(a)                                       340         334,052
General Electric Capital Corp.
   6.75%, 3/15/32(a)                                         76          82,667
Household Finance Corp.
   6.50%, 11/15/08(a)                                       479         489,193
   7.00%, 5/15/12(a)                                        155         164,851
Kinder Morgan Finance Corp.
   5.35%, 1/05/11(a)                                        221         206,549
MBNA Corp.
   4.625%, 9/15/08(a)                                       238         234,043
Mitsubishi UFJ Financial Group, Ltd.
   6.346%, 7/29/49(a)                                       115         112,483
Resona Preferred Global Securities
   7.191%, 12/29/49(a)(b)                                   176         179,315
                                                                     ----------
                                                                      3,181,181
                                                                     ----------
Food/Beverage-0.8%
Altria Group, Inc.
   7.75%, 1/15/27(a)                                        220         255,564
ConAgra Foods, Inc.
   6.75%, 9/15/11(a)                                         56          58,200
   7.875%, 9/15/10(a)                                       120         129,264
The Kroger Co.
   7.80%, 8/15/07(a)                                        285         289,882
Tyson Foods, Inc.
   8.25%, 10/01/11(a)                                       225         237,920
                                                                     ----------
                                                                        970,830
                                                                     ----------
Health Care-0.7%
Humana, Inc.
   6.30%, 8/01/18(a)                                        166         162,050
WellPoint, Inc.
   3.50%, 9/01/07(a)                                        400         389,855


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5 o ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
   3.75%, 12/14/07(a)                                      $ 73       $ 71,243
Wyeth
   5.50%, 2/01/14(a)                                        233        228,308
                                                                      --------
                                                                       851,456
                                                                      --------
Industrial-0.2%
Tyco International Group SA
   6.00%, 11/15/13(a)                                       195        196,114
                                                                      --------
Insurance-0.6%
Assurant, Inc.
   5.625%, 2/15/14(a)                                       172        167,257
Liberty Mutual Group
   5.75%, 3/15/14(a)(b)                                     167        158,560
Zurich Capital Trust I
   8.376%, 6/01/37(a)(b)                                    459        485,196
                                                                      --------
                                                                       811,013
                                                                      --------
Metals/Mining-0.1%
Ispat Inland ULC
   9.75%, 4/01/14(a)                                        118        130,980
                                                                      --------
Paper/Packaging-0.6%
International Paper Co.
   5.30%, 4/01/15(a)                                        235        221,118
Packaging Corp. of America
   5.75%, 8/01/13(a)                                        196        189,116
Westvaco Corp.
   8.20%, 1/15/30(a)                                         85         92,165
Weyerhaeuser Co.
   5.95%, 11/01/08(a)                                       202        203,087
                                                                      --------
                                                                       705,486
                                                                      --------
Public Utilities - Electric & Gas-2.4%
Carolina Power & Light Co.
   6.50%, 7/15/12(a)                                        345        357,010
Consumers Energy Co.
   4.25%, 4/15/08(a)                                        116        113,290
Duke Capital LLC
   8.00%, 10/01/19(a)                                       311        350,317
Exelon Corp.
   6.75%, 5/01/11(a)                                        280        290,780
FirstEnergy Corp.
   7.375%, 11/15/31(a)                                      339        371,049
MidAmerican Energy Holdings Co.
   5.875%, 10/01/12(a)                                      162        162,035
NiSource Finance Corp.
   7.875%, 11/15/10(a)                                      154        165,181


--------------------------------------------------------------------------------
                     ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO o 6

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
Pacific Gas & Electric Co.
   4.80%, 3/01/14(a)                                       $305      $  287,228
   6.05%, 3/01/34(a)                                         46          44,385
Progress Energy, Inc.
   7.10%, 3/01/11(a)                                        233         246,188
Public Service Co. of Colorado
   7.875%, 10/01/12(a)                                      176         195,740
TXU Australia Holdings Pty Ltd.
   6.15%, 11/15/13(a)(b)                                    283         284,797
Xcel Energy, Inc.
   7.00%, 12/01/10(a)                                       170         178,306
                                                                     ----------
                                                                      3,046,306
                                                                     ----------
Public Utilities - Telephone-0.4%
Telecom Italia Capital
   4.00%, 11/15/08(a)                                       170         163,833
   6.375%, 11/15/33(a)                                      110         101,917
Verizon New Jersey, Inc.
   5.875%, 1/17/12(a)                                       220         218,055
                                                                     ----------
                                                                        483,805
                                                                     ----------
Service-0.2%
Waste Management, Inc.
   6.875%, 5/15/09(a)                                       250         258,123
                                                                     ----------
Supermarket/Drug-0.2%
Safeway, Inc.
   4.125%, 11/01/08(a)                                       96          92,739
   4.80%, 7/16/07(a)                                        110         109,127
   6.50%, 3/01/11(a)                                         82          83,623
                                                                     ----------
                                                                        285,489
                                                                     ----------
Technology-0.6%
Cisco Systems, Inc.
   5.25%, 2/22/11(a)                                        120         118,660
International Business Machines Corp.
   4.375%, 6/01/09(a)                                        75          73,132
Motorola, Inc.
   7.625%, 11/15/10(a)                                       28          30,177
Oracle Corp.
   5.25%, 1/15/16(a)                                        560         531,954
                                                                     ----------
                                                                        753,923
                                                                     ----------
Total Corporate Debt Obligations
   (cost $23,820,453)                                                22,968,157
                                                                     ----------


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7 o ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO

                                                        Principal
                                                         Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
NON U.S. DOLLAR SOVEREIGN DEBT-11.3%
Bundesobligation
   3.50%, 10/10/08(a)                                 EUR   2,420    $ 3,090,789
Japan Government
   0.70%, 6/20/10(a)                                  JPY 572,000      4,891,459
Mexican Fixed Rate Bonds
   8.00%, 12/24/08(a)                                 MXN  14,695      1,348,005
   9.00%, 12/20/12(a)                                       6,445        611,206
Norwegian Government
   6.00%, 5/16/11(a)                                  NOK   6,050      1,062,941
Poland Government Bond
   6.00%, 11/24/10(a)                                 PLN   1,865        617,130
   6.25%, 10/24/15(a)                                       3,890      1,317,630
Swedish Government
   5.00%, 1/28/09(a)                                  SEK   8,505      1,225,174
                                                                      ----------
Total Non U.S. Dollar Sovereign Debt
   (cost $13,892,900)                                                 14,164,334
                                                                      ----------
COMMERCIAL MORTGAGE BACKED SECURITIES-8.6%
Banc America Commercial Mortgage, Inc.
   Series 2001-PB1 Class A2
   5.787%, 5/11/35(a)                                         310        311,368
   Series 2004-4 Class A3
   4.128%, 7/10/42(a)                                         365        351,389
   Series 2004-6 Class A2
   4.161%, 12/10/42(a)                                        480        461,170
Bear Stearns Commercial Mortgage Securities, Inc.
   Series 2005-T18 Class A4
   4.933%, 2/13/42(a)                                         610        578,939
Citigroup Commercial Mortgage Trust
   Series 2004-C1 Class A4
   5.356%, 4/15/40(a)                                         560        552,966
Credit Suisse Mortgage Capital Certificates
   Series 2006-C3 Class A3
   5.828%, 6/15/38(a)                                         555        562,559
CS First Boston Mortgage Securities Corp.
   Series 2003-CK2 Class A2
   3.861%, 3/15/36(a)                                         316        306,352
   Series 2004-C1 Class A4
   4.75%, 1/15/37(a)                                          180        170,066
   Series 2005-C1 Class A4
   5.014%, 2/15/38(a)                                         534        508,678


--------------------------------------------------------------------------------
                     ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO o 8

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp.
   Series 2005-C3 Class A3FX
   4.863%, 7/10/45(a)                                      $585      $   569,199
Greenwich Capital Commercial Funding Corp.
   Series 2003-C1 Class A4
   4.111%, 7/05/35(a)                                       388          355,703
   Series 2005-GG3 Class A2
   4.305%, 8/10/42(a)                                       642          619,029
JP Morgan Chase Commercial Mortgage Securities
   Series 2005-LDP1 Class A4
   5.038%, 3/15/46(a)                                       649          618,666
   Series 2005-LDP3 Class A2
   4.851%, 8/15/42(a)                                       515          502,933
   Series 2005-LDP4 Class A2
   4.79%, 10/15/42(a)                                       365          355,335
   Series 2006-CB14 Class A4
   5.481%, 12/12/44(a)                                      250          245,670
LB-UBS Commercial Mortgage Trust
   Series 2004-C4 Class A4
   5.134%, 6/15/29(a)                                       195          192,100
   Series 2004-C8 Class A2
   4.201%, 12/15/29(a)                                      381          366,350
   Series 2005-C1 Class A4
   4.742%, 2/15/30(a)                                       426          400,223
   Series 2005-C7 Class A4
   5.197%, 11/15/30(a)                                      435          420,406
Merrill Lynch Mortgage Trust
   Series 2005-CKI1 Class A6
   5.244%, 11/12/37(a)                                      360          350,096
   Series 2005-MKB2 Class A2
   4.806%, 9/12/42(a)                                       785          768,052
Merrill Lynch/Countrywide Commercial Mortgage Trust
   Series 2006-2 Class A4
   5.91%, 6/12/46(a)                                        190          193,800
Morgan Stanley Capital I
   Series 2005-HQ5 Class A4
   5.168%, 1/14/42(a)                                       944          911,640
                                                                     -----------
Total Commercial Mortgage Backed Securities
   (cost $10,997,547)                                                 10,672,689
                                                                     -----------


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9 o ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS-5.0%
Bear Stearns Alt-A Trust
   Series 2005-10 Class 24A1
   5.967%, 1/25/36(a)                                      $536      $  536,795
   Series 2006-1 Class 22A1
   5.436%, 2/25/36(a)                                       728         720,505
   Series 2006-2 Class 23A1
   5.994%, 3/25/36(a)                                       588         588,961
Citigroup Mortgage Loan Trust, Inc.
   Series 2005-2 Class 1A4
   5.117%, 5/25/35(a)                                       698         683,697
   Series 2006-AR1, Cl.3A1
   5.50%, 3/25/36(a)                                        878         871,332
GS Mortgage Securities Corp. II
   Series 2004-GG2 Class A6
   5.396%, 8/10/38(a)                                       375         368,111
Indymac Index Mortgage Loan Trust
   Series 2006-AR7 Class 4A1
   6.268%, 5/25/36(a)                                       378         380,714
Merrill Lynch Mortgage Investors, Inc.
   Series 2006-A1 Class 2A1
   6.221%, 3/25/36(a)                                       591         594,646
Morgan Stanley Mortgage Loan Trust
   Series 2006-11 Class 1A2
   6.354%, 8/25/36(a)                                       375         376,057
Residential Funding Mortgage Securities I Inc.
   Series 2005-SA3 Class 3A
   5.248%, 8/25/35(a)                                       462         453,872
Structured Adjustment Mortgage Loan Trust
   Series 2006-3 Class 2A1
   6.022%, 4/25/36(a)                                       473         474,685
Washington Mutual, Inc.
   Series 2005-AR2 Class 2A22
   5.605%, 1/25/45(a)                                       207         206,844
                                                                     ----------
Total Collateralized Mortgage Obligations
   (cost $6,280,916)                                                  6,256,219
                                                                     ----------
ASSET BACKED SECURITIES-3.8%
Aegis Asset Backed Securities Trust
   Series 2004-3 Class A2A
   5.585%, 9/25/34(a)                                        56          55,572
Asset Backed Funding Certificates
   Series 2003-WF1 Class A2
   6.073%, 12/25/32(a)                                      169         169,859
Bear Stearns Asset Backed Securities, Inc.
   Series 2005-SD1 Class 1A1
   5.535%, 4/25/22(a)                                       136         135,639


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                    ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO o 10

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust
   Series 2005-SN1A Class A3A
   4.10%, 6/15/08(a)                                      $570        $564,836
Capital One Prime Auto Receivables Trust
   Series 2005-1 Class A3
   4.32%, 8/15/09(a)                                       640         631,174
Citifinancial Mortgage Securities, Inc.
   Series 2003-1 Class AFPT
   3.36%, 1/25/33(a)                                       150         133,994
Credit-Based Asset Servicing & Securities Trust
   Series 2005-CB7 Class AF2
   5.147%, 11/25/35(a)                                     330         326,268
Credit-Based Asset Servicing & Securities, Inc.
   Series 2003-CB1 Cl.AF
   3.45%, 1/25/33(a)                                       316         294,369
CS First Boston Mortgage
   Series 2006-1 Class A2
   5.30%, 5/25/36(a)                                       160         158,571
DB Master Finance, LLC
   Series 2006-1 Class A2
   5.779%, 6/20/31(a)(b)                                   100         100,124
GE-WMC Mortgage Securities LLC
   Series 2005-2 Class A2B
   5.555%, 12/25/35(a)                                     365         365,182
Home Equity Loan Trust
   Series 2005-3 Class A1
   5.638%, 1/20/35(a)                                      358         358,420
Home Equity Mortgage Trust
   Series 2005-2 Class A1
   5.565%, 7/25/35(a)                                       90          89,968
HSI Asset Securitization Corp. Trust
   Series 2006-OPT2 Class 2A1
   5.465%, 1/25/36(a)                                      269         269,453
Residential Asset Mortgage Products, Inc.
   Series 2005-RS3 Class AIA2
   5.555%, 3/25/35(a)                                      370         370,115
Residential Asset Securities Corp.
   Series 2002-KS7 Class A2
   5.755%, 11/25/32(a)                                      66          66,440
Residential Funding Mortgage Securities II
   Series 2005-HI2 Class A3
   4.46%, 5/25/35(a)                                       285         279,745


--------------------------------------------------------------------------------
11 o ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO

                                                        Principal
                                                         Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
Saxon Asset Securities Trust
   Series 2005-4 Class A2B
   5.565%, 11/25/37(a)                                 $      375   $    375,292
                                                                    ------------
Total Asset Backed Securities
   (cost $4,790,284)                                                   4,745,021
                                                                    ------------
U.S. DOLLAR SOVEREIGN DEBT-2.4%
Brazil (Republic of)
   8.25%, 1/20/34(a)                                        1,225      1,359,750
Russian Federation
   5.00%, 3/31/30(a)                                        1,184      1,289,376
Ukraine Government
   7.65%, 6/11/13(a)                                          310        318,525
                                                                    ------------
Total U.S. Dollar Sovereign Debt
   (cost $2,854,230)                                                   2,967,651
                                                                    ------------
SHORT-TERM INVESTMENTS-20.6%
U.S. Government & Government Sponsored Agency
Obligations-18.1%
Federal Home Loan Bank
   Zero coupon, 9/18/06(c)                                  7,425      7,373,520
Federal Home Loan Mortgage Corp.
   Zero coupon, 10/06/06                                    8,185      8,106,970
Federal National Mortgage Association
   Zero coupon, 8/14/06                                     7,125      7,111,886
                                                                    ------------
                                                                      22,592,376
                                                                    ------------
Time Deposit-2.5%
State Street Euro Dollar
   4.60%, 8/01/06                                           3,195      3,195,000
                                                                    ------------
Total Short-Term Investments
   (cost $25,787,376)                                                 25,787,376
                                                                    ------------
Total Investments Before Security Lending
   Collateral - 118.8%
   (cost $149,487,905)                                               148,444,957
                                                                    ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
LOANED-2.1%
Short-Term Investment
UBS Private Money Market Fund, LLC, 5.20%
   (cost $2,644,103)                                    2,644,103      2,644,103
                                                                    ------------


--------------------------------------------------------------------------------
                    ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO o 12

Total Investments - 120.9%
   (cost $152,132,008)                                              151,089,060
Other assets less liabilities - (20.9)%                             (26,095,648)
                                                                   ------------
Net Assets - 100%                                                  $124,993,412
                                                                   ------------

INTEREST RATE SWAP TRANSACTIONS

                                                       Rate Type
                                               --------------------------
                                                  Payments      Payments
                      Notional                      Made        Received
        Swap           Amount    Termination       by the        by the     Unrealized
    Counterparty       (000)         Date        Portfolio     Portfolio   Depreciation
---------------------------------------------------------------------------------------
Lehman Brothers        $4,000      1/23/08     3 Month LIBOR*    4.777%      $(4,235)

*    LIBOR (London Interbank Offered Rate)

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                          Value at
               Number of     Expiration      Original     July 31,     Unrealized
    Type       Contracts        Month          Value        2006      Appreciation
----------------------------------------------------------------------------------
U.S. T-Bond
Future             12      September 2006   $1,273,535   $1,299,375      $25,840
U.S. T-Note
10 Yr Future        8      September 2006      843,148      848,250        5,102
                                                                         -------
                                                                         $30,942
                                                                         -------

FORWARD CURRENCY EXCHANGE CONTRACTS

                                         U.S. $
                            Contract     Value on      U.S. $       Unrealized
                             Amount    Origination     Current    Appreciation/
                              (000)        Date         Value     (Depreciation)
--------------------------------------------------------------------------------
Purchase Contracts
Japanese Yen
Settling 8/07/06.........    423,553    $3,632,485   $3,698,433      $ 65,948


--------------------------------------------------------------------------------
13 o ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO

Sale Contracts:
Euro
Settling 8/24/06.........      2,482     3,145,597    3,175,326       (29,729)
Japanese Yen
Settling 8/07/06.........    984,382     8,546,614    8,595,545       (48,931)
Mexican Peso
Settling 8/26/06.........     22,510     2,049,699    2,050,694          (995)
Norwegian Krone
Settling 9/01/06.........      6,626     1,055,884    1,079,163       (23,279)
Polish Zloty
Settling 8/14/06.........      6,110     1,924,769    1,980,633       (55,864)
Swedish Krona
Settling 8/25/06.........      8,900     1,223,658    1,237,827       (14,169)

*    Represents entire or partial securities out on loan.

(a) Positions, or portion thereof, with an aggregate market value of $95,731,874 have been segregated to collateralize open forward exchange currency contracts.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, the aggregate market value of these securities amounted to $2,286,759 or 1.8% of net assets.

(c) Position with a market value of $99,306 has been segregated to collateralize margin requirements for open future contracts.

Glossary:
     TBA - (To Be Announced) - Securities are purchased on a forward commitment with an appropriate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined on settlement when the specific mortgage pools are assigned.

Currency Abbreviations:
     EUR - Euro
     JPY - Japanese Yen
     MXN - Mexican Peso
     NOK - Norwegian Krone
     PLN - Polish Zloty
     SEK - Swedish Krona


--------------------------------------------------------------------------------
                    ALLIANCEBERNSTEIN BOND FUND INTERMEDIATE BOND PORTFOLIO o 14

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ------------------------------------------------------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: September 20, 2006


By: /s/ Joseph J. Mantineo
    ---------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: September 20, 2006